OTHER REVENUES	12 Months Ended
Dec. 31, 2020
OTHER REVENUES
OTHER REVENUES

19— OTHER REVENUES

Other revenues consist of the following:

	2020	2019	2018
Licenses and others	12	52	19
Total	12	52	19

In 2020, 2019 and 2018, other revenues mainly consist of sales of a license to Theraclion and training to customers.